Other Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Accrued Liabilities [Abstract]
Deferred income	$ 361	$ 338
Refundable deposits	0	160
Other, including other loss contingencies	229	306
Other accrued liabilities	$ 590	$ 804